FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest rate risk (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 2,601,027		R$ 3,199,751
Financial liabilities	578,626		R$ 647,214
Interest rate risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (1,040)
Assumed interest rate	1.38%	1.38%
Interest rate risk | Scenario I - Likely | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (1,040)
Interest rate risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (1,300)
Assumed interest rate	1.72%	1.72%
Interest rate risk | Scenario (25%) | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (1,300)
Interest rate risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (1,559)
Assumed interest rate	2.06%	2.06%
Interest rate risk | Scenario (50%) | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (1,559)
Interest rate risk | Foreign Currency
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (421,496)
Assumed interest rate	0.34%	0.34%
Interest rate risk | Foreign Currency | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (421,496)
Interest rate risk | USD
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $		$ (75,530)
Interest rate risk | USD | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(75,530)
Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(2,659,754)
Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(3,324,692)
Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(3,989,630)
Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(58,216)
Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(43,662)
Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(29,108)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(13,219,492)
Effect on profit/loss - revenue (expense)	R$ (13,219,492)
Assumed interest rate	9.15%	9.15%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (1,671,842)
Effect on profit/loss - revenue (expense)	R$ (1,671,842)
Assumed interest rate	12.65%	12.65%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,089,803)
Effect on profit/loss - revenue (expense)	R$ (2,089,803)
Assumed interest rate	15.81%	15.81%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,507,763)
Effect on profit/loss - revenue (expense)	R$ (2,507,763)
Assumed interest rate	18.97%	18.97%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 588,786
Financial liabilities	(5,583,969)
Effect on profit/loss - revenue (expense)	R$ (4,995,183)
Assumed interest rate	9.25%	9.25%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 75,070
Financial liabilities	(711,956)
Effect on profit/loss - revenue (expense)	R$ (636,886)
Assumed interest rate	12.75%	12.75%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 93,838
Financial liabilities	(889,945)
Effect on profit/loss - revenue (expense)	R$ (796,107)
Assumed interest rate	15.94%	15.94%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 112,605
Financial liabilities	(1,067,934)
Effect on profit/loss - revenue (expense)	R$ (955,329)
Assumed interest rate	19.13%	19.13%
TJLP (long-term interest rate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (5,168,140)
Effect on profit/loss - revenue (expense)	R$ (5,168,140)
Assumed interest rate	5.32%	5.32%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (314,223)
Effect on profit/loss - revenue (expense)	R$ (314,223)
Assumed interest rate	6.08%	6.08%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (392,779)
Effect on profit/loss - revenue (expense)	R$ (392,779)
Assumed interest rate	7.60%	7.60%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (471,334)
Effect on profit/loss - revenue (expense)	R$ (471,334)
Assumed interest rate	9.12%	9.12%
IGPM | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (903,484)
Effect on profit/loss - revenue (expense)	R$ (662,394)
Assumed interest rate	16.58%	16.58%
IGPM | Interest rate appreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 241,090
IGPM | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(50,198)
Effect on profit/loss - revenue (expense)	R$ (36,803)
Assumed interest rate	5.56%	5.56%
IGPM | Interest rate appreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 13,395
IGPM | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(62,747)
Effect on profit/loss - revenue (expense)	R$ (46,003)
Assumed interest rate	6.95%	6.95%
IGPM | Interest rate appreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 16,744
IGPM | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(75,297)
Effect on profit/loss - revenue (expense)	R$ (55,204)
Assumed interest rate	8.33%	8.33%
IGPM | Interest rate appreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 20,093
IPCA | Interest rate depreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial assets	5,813,512
Financial liabilities	(4,885,610)
Effect on profit/loss - revenue (expense)	R$ 1,044,155
Assumed interest rate	9.63%	9.63%
IPCA | Interest rate depreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 116,253
IPCA | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(324,126)
Financial liabilities	272,392
Effect on profit/loss - revenue (expense)	R$ (58,216)
Assumed interest rate	5.58%	5.58%
IPCA | Interest rate depreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (6,482)
IPCA | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(243,095)
Financial liabilities	204,294
Effect on profit/loss - revenue (expense)	R$ (43,662)
Assumed interest rate	4.18%	4.18%
IPCA | Interest rate depreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (4,861)
IPCA | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial assets	(162,063)
Financial liabilities	136,196
Effect on profit/loss - revenue (expense)	R$ (29,108)
Assumed interest rate	2.79%	2.79%
IPCA | Interest rate depreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (3,241)